Note 8 - Intangible assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Amortization of Intangible Assets	$ 28,025	$ 10,269	$ 15,118